Document and Entity Information	Jul. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001854139
Document Type	8-K
Document Period End Date	Jul. 21, 2023
Entity Registrant Name	ZEVIA PBC
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40630
Entity Tax Identification Number	86-2862492
Entity Address, Address Line One	15821 Ventura Blvd
Entity Address, Address Line Two	Suite 135
Entity Address, City or Town	Encino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91436
City Area Code	855
Local Phone Number	469-3842
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	ZVIA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false